HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT TWO:

333-101923    The BB&T Director (Series III and IIIR)
              AmSouth Variable Annuity (Series III and IIIR)
              The Director Select (Series III and IIIR)
              The Director Choice (Series III and IIIR)
              The Huntington Director (Series II and IIR)
              Fifth Third Director (Series II and IIR)
              Wells Fargo Director (Series II and IIR)
              Director Ultra
333-105252    Director Epic (Series I and IR)
333-101931    Nations (Series III)
333-101934    Director Access (Series II and IIR)
              Director Choice Access (Series II and IIR)
333-101938    The Director Edge (Series II and IIR)
333-101944    The Director Plus (Series II and IIR)
              AmSouth Variable Annuity Plus (Series II and IIR)
              The Director Select Plus (Series II and IIR)
333-105253    Director Epic Plus (Series I and IR)
333-101950    The Director Outlook (Series II and IIR)
              BB&T Director Outlook (Series II and IIR)
              AmSouth Variable Annuity Outlook (Series II and IIR)
              Director Select Outlook (Series II and IIR)
              Huntington Director Outlook (Series II and IIR)
              Classic Director Outlook (Series II and IIR)
              Wells Fargo Director Outlook (Series II and IIR)
333-105266    Director Epic Outlook (Series I and IR)
333-69485     The BB&T Director (Series II/IIR)
              AmSouth Variable Annuity (Series II and IIR)
              The Director Select (Series II/IIR)
              The Director Choice (Series II and IIR)
              The Huntington Director (Series I and IR)
              The Director Solution (Series I and IR)
              Director Preferred (Series I and IR)
              Director Elite (Series I and IR)
              The Wachovia Director (Series I and IR)
              Fifth Third Director (Series I and IR)
              Director Classic (Series I and IR)
333-69489     Nations (Series II/IIR)
333-45301     Director Access (Series I and IR)
              Director Choice Access (Series I and IR)
333-66343     The Director Edge (Series I and IR)
333-91925     The Director Plus (Series I and IR)
              AmSouth Variable Annuity Plus (Series I and IR)
              The Director Select Plus (Series I and IR)
              Director Preferred Plus (Series I and IR)
              Director Elite Plus (Series I and IR)
              The Director Solution Plus (Series I and IR)
333-39612     The Director Outlook (Series I and IR)
              BB&T Director Outlook (Series I and IR)
              AmSouth Variable Annuity Outlook (Series I and IR)
              Director Select Outlook (Series I and IR)
              Huntington Director Outlook (Series I and IR)
              Director Elite Outlook (Series I and IR)
              The Director Solution Outlook (Series I and IR)
              Classic Director Outlook (Series I)
033-73570     The BB&T Director
              AmSouth Variable Annuity
              The Director Select
              The Director Choice
333-41213     Nations (Series I)
033-19945     The Director (Series I)

HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT THREE:

333-35000     Hartford Select Leaders (Series I/IR)
333-69493     Select Dimensions (Series II/IIR)
333-52711     Select Dimensions Asset Manager (Series I/IR)
033-80738     Select Dimensions (Series I)

HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT SEVEN:

333-69475     Director Focus (Series I/IR)
333-40414     Nations Outlook Variable Annuity (Series I/IR)

HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT TEN:

333-101925    Putnam Hartford Capital Manager (Series VIII/VIIIR)
333-101929    Putnam Hartford Capital Access (Series II/IIR)
333-101940    Putnam Hartford Capital Manager Edge (Series III/IIIR)
333-101946    Putnam Hartford Capital Manager Plus (Series II/IIR)
333-101952    Putnam Hartford Capital Manager Outlook (Series II/IIR)
333-69439     Putnam Hartford Capital Manager (Series VII)
              Putnam Hartford AssetManager (Series I/IR)
333-50467     Putnam Hartford Capital Access (Series I/IR)
333-66939     Putnam Hartford Capital Manager Edge (Series I/IR)
              Putnam Hartford Capital Manager Edge (Series II)
333-91929     Putnam Hartford Capital Manager Plus (Series I/IR)
333-39604     Putnam Hartford Capital Manager Outlook (Series I/IR)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT ONE:

333-101924    Director Preferred (Series II and IIR)
              Wells Fargo Director (Series II and IIR)
333-105259    Director Epic (Series I and IR)
333-101935    Director Access (Series II and IIR)
333-101939    The Director Edge (Series II and IIR)
333-101945    The Director Plus (Series II and IIR)
              Director Preferred Plus (Series II and IIR)
333-105255    Director Epic Plus (Series I and IR)
333-101951    Director Select Outlook (Series II and IIR)
              Director Preferred Outlook (Series II and IIR)
              Wells Fargo Director Outlook (Series II and IIR)
333-105267    Director Epic Outlook (Series I and IR)
333-69487     The Director Select (Series II and IIR)
              The Director Solution (Series I and IR)
              Director Preferred (Series I and IR)
              Director Elite (Series I and IR)
              Wells Fargo Director (Series I and IR)
333-45303     Director Access (Series I and IR)
333-91933     The Director Select Plus (Series I and IR)
              Director Preferred Plus (Series I and IR)
              The Director Solution Plus (Series I and IR)
333-39620     Director Select Outlook (Series I and IR)
              Director Preferred Outlook (Series I and IR)
              Director Elite Outlook (Series I and IR)
              Wells Fargo Director Outlook (Series I and IR)
              The Director Solution Outlook (Series I and IR)
333-95781     Director Vision (Series I and IR)
033-73568     The Director Select

HARTFORD LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT THREE:

333-69491              Select Dimensions (Series II/IIR)
333-52707              Select Dimensions Asset Manager (Series I/IR)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT SIX:

033-86330     Hartford Pathmaker

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT SEVEN:

333-104357    Hartford Leaders Epic (Series I/IR)
333-105256    Hartford Leaders Epic Plus (Series I/IR)
333-105272    Hartford Leaders Epic Outlook (Series I/IR)
333-76419     Hartford Leaders Solution (Series I/IR)
333-76425     Hartford Leaders Access (Series I/IR)
333-76423     Hartford Leaders Edge (Series I/IR)
333-91921     Hartford Leaders Solution Plus (Series I/IR)
333-40410     Hartford Leaders Elite Outlook (Series I/IR)
              Hartford Leaders Solution Outlook (Series I/IR)
333-95785     Hartford Leaders Vision (Series I/IR)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT TEN:

333-101926    Putnam Hartford Capital Manager (Series VIII/VIIIR)
333-101930    Putnam Hartford Capital Access (Series II/IIR)
333-101941    Putnam Hartford Capital Manager Edge (Series III/IIIR)
333-101947    Putnam Hartford Capital Manager Plus (Series II/IIR)
333-101953    Putnam Hartford Capital Manager Outlook (Series II/IIR)
333-69429     Putnam Hartford Capital Manager (Series VII)
333-50465     Putnam Hartford Capital Access (Series I/IR)
333-66935     Putnam Hartford Capital Manager Edge (Series I/IR)
              Putnam Hartford Capital Manager Edge (Series II)
333-91931     Putnam Hartford Capital Manager Plus (Series I/IR)
333-39608     Putnam Hartford Capital Manager Outlook (Series I/IR)

                  PRODUCT INFORMATION NOTICE DATED MAY 1, 2009

                                                    [THE HARTFORD LOGO]

                       ANNUAL PRODUCT INFORMATION NOTICE
                               DATED MAY 1, 2009

This Annual Product Information Notice updates information regarding your variable annuity. Please keep this Notice for future reference.

DISTRIBUTION ARRANGEMENTS

For the fiscal year ended December 31, 2008, In-Bound Revenue Sharing (administrative service payments and/or Rule 12b-1 fees received from Fund complexes (or affiliated entities)), Marketing Expense Allowances and Additional Payments did not exceed: $145.6 million (excluding indirect benefits received by offering HLS Funds as investment options), $7.9 million (approximately 0.25% of the Premium Payments invested in a particular Fund) and approximately $55.8 million ((excluding corporate-sponsorship related perquisites) or approximately 0.06% based on average assets), respectively.

LEGAL MATTERS

There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.

IMPORTANT FINANCIAL INFORMATION

We have included herein the financial statements for the Separate Account for the year ended December 31, 2008. The Company's ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.

We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above. The Company's most recent financial statement information is available at www.hartfordinvestor.com or requests for copies can also be directed to The Hartford, P.O. Box 2999, Hartford, Connecticut 06104-2999.

MISCELLANEOUS

In Section 5.a: "Possibility of undetected abusive trading or market timing" is amended to include the following:

In some cases, we are unable to count the number of Sub-Account transfers requested by group annuity participants co-investing in the same Funds ("Participants") or enforce the Transfer Rule because we do not keep Participants' account records for a Contract. In those cases, the Participant account records and Participant Sub-Account transfer information are kept by such owners or its third party service provider. These owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.

HV-7914